Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, Institutional Class)	0 Months Ended
	Jan. 09, 2012
(PIMCO Global Multi-Asset Portfolio) | Institutional Class
Operating Expenses:
Management Fees	0.95%
Acquired Fund Fees and Expenses	0.51%
Total Annual Portfolio Operating Expenses	1.46%	[1]
Expense Reimbursement	(0.46%)	[2],[3]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	1.00%
(PIMCO Foreign Bond Portfolio (Unhedged)) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Other Expenses	0.01%	[4]
Total Annual Portfolio Operating Expenses	0.76%	[5]

[1]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place.
[3]	PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[4]	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
[5]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for Institutional Class shares.